UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada			89169-0925
(Address of principal executive offices)			(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Thirty-Eight Hundred Fund, LLC

Semi-Annual Report

May 31, 2009

(unaudited)

The Thirty-Eight Hundred Fund, LLC

The Thirty-Eight Hundred Fund, LLC
Portfolio of Investments

May 31, 2009 (unaudited)

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY— 18.7%
Federal National Mortgage Association (a)
Pool # 898832, 5.50%, 11/01/36	$22,845,059	$23,652,965
Pool # 256513, 5.50%, 12/01/36	24,978,093	25,861,433
Pool # 922039, 5.50%, 2/01/37 (b)	35,099,441	36,329,749
Pool # 916976, 5.50%, 4/01/37	24,245,059	25,094,899
Pool # 256799, 5.50%, 7/01/37 (b)	20,385,341	21,099,890
Pool # 936523, 5.50%, 7/01/37	24,338,646	25,191,766
Pool # 888638, 5.50%, 9/01/37	13,193,439	13,655,896
Pool # 966544, 5.50%, 10/01/37	7,991,192	8,271,300
Pool # 947985, 5.50%, 11/01/37 (b)	41,921,189	43,390,614
Pool # 953397, 5.50%, 11/01/37	25,070,752	25,949,534
Pool # 966312, 5.50%, 11/01/37	608,318	629,640
Pool # 954918, 5.50%, 12/01/37	9,568,790	9,904,196
Pool # 956968, 5.50%, 12/01/37	12,143,818	12,569,484
Pool # 959005, 5.50%, 12/01/37	7,226,586	7,479,893
Pool # 960376, 5.50%, 12/01/37	23,583,268	24,409,910
Pool # 960392, 5.50%, 12/01/37	20,585,203	21,306,757
Pool # 965506, 5.50%, 12/01/37	14,036,754	14,528,771
Pool # 966418, 5.50%, 12/01/37	17,340,363	17,948,179
Pool # 966422, 5.50%, 12/01/37	6,905,823	7,147,887
Pool # 967277, 5.50%, 12/01/37	13,455,945	13,927,604
Pool # 933343, 5.50%, 1/01/38	5,413,315	5,602,758
Pool # 953590, 5.50%, 1/01/38	24,201,542	25,049,856
Pool # 954243, 5.50%, 1/01/38	7,900,642	8,177,575
Pool # 956507, 5.50%, 1/01/38	6,435,377	6,660,588
Pool # 956844, 5.50%, 1/01/38	6,220,059	6,437,735
Pool # 956846, 5.50%, 1/01/38	29,654,391	30,692,171
Pool # 956847, 5.50%, 1/01/38	29,431,674	30,461,660
Pool # 960427, 5.50%, 1/01/38	26,159,747	27,076,701
Pool # 960482, 5.50%, 1/01/38	30,229,092	31,288,684
Pool # 960511, 5.50%, 1/01/38	50,150,597	51,908,479
Pool # 960550, 5.50%, 1/01/38	23,192,585	24,005,534
Pool # 960569, 5.50%, 1/01/38	17,022,853	17,619,540
Pool # 960718, 5.50%, 1/01/38	33,208,152	34,372,167
Pool # 960757, 5.50%, 1/01/38	5,316,537	5,502,892
Pool # 961311, 5.50%, 1/01/38	22,275,922	23,055,487
Pool # 961347, 5.50%, 1/01/38	46,276,648	47,896,137
Pool # 965620, 5.50%, 1/01/38	5,912,303	6,119,541
Pool # 966745, 5.50%, 1/01/38	6,229,172	6,447,167
Pool # 966758, 5.50%, 1/01/38	7,471,997	7,733,486
Pool # 966764, 5.50%, 1/01/38	5,750,895	5,952,153
Pool # 967040, 5.50%, 1/01/38	15,517,194	16,060,232
Pool # 967985, 5.50%, 1/01/38	6,188,086	6,404,643
Pool # 961426, 5.50%, 2/01/38	33,300,996	34,468,265
Pool # 961456, 5.50%, 2/01/38	15,640,056	16,187,393
Pool # 961491, 5.50%, 2/01/38	31,324,218	32,420,435
Pool # 961529, 5.50%, 2/01/38	26,164,727	27,080,384
Pool # 961632, 5.50%, 2/01/38	6,691,155	6,925,318
Pool # 961691, 5.50%, 2/01/38	7,368,715	7,626,589
Pool # 966779, 5.50%, 2/01/38	3,209,334	3,321,647
Pool # 968302, 5.50%, 2/01/38	37,395,210	38,703,887
Pool # 968328, 5.50%, 2/01/38	12,586,874	13,028,070
Pool # 969008, 5.50%, 2/01/38 (b)	6,933,699	7,176,349
Pool # 969397, 5.50%, 2/01/38	247,632	256,298
Pool # 969700, 5.50%, 2/01/38	14,585,620	15,096,876
Pool # 972203, 5.50%, 2/01/38	4,846,977	5,016,601
Pool # 257123, 5.50%, 3/01/38	6,484,233	6,711,154
Pool # 933721, 5.50%, 3/01/38 (b)	60,126,366	62,230,538
Pool # 953613, 5.50%, 3/01/38	9,840,368	10,184,740
Pool # 956868, 5.50%, 3/01/38	3,795,978	3,928,821
Pool # 962281, 5.50%, 3/01/38 (b)	85,195,576	88,177,066
Pool # 962304, 5.50%, 3/01/38 (b)	54,295,205	56,195,310
Pool # 962344, 5.50%, 3/01/38	74,321,427	76,922,367
Pool # 965756, 5.50%, 3/01/38	12,266,961	12,696,253
Pool # 972385, 5.50%, 3/01/38	16,365,022	16,937,730
Pool # 973028, 5.50%, 3/01/38	9,511,527	9,844,391
Pool # 975198, 5.50%, 3/01/38	18,447,932	19,093,533
Pool # 975202, 5.50%, 3/01/38	5,403,916	5,593,030
Pool # 257161, 5.50%, 4/01/38 (b)	40,571,769	41,991,612
Pool # 962441, 5.50%, 4/01/38	14,958,289	15,481,767
Pool # 976379, 5.50%, 4/01/38	21,929,208	22,696,638
Pool # 984745, 5.50%, 6/01/38	10,108,576	10,462,903
Pool # 986013, 5.50%, 6/01/38	54,638,365	56,550,480
Pool # 986519, 5.50%, 6/01/38	26,570,574	27,500,434
Pool # 964380, 5.50%, 7/01/38	8,475,402	8,772,006
Pool # 970025, 5.50%, 7/01/38	9,527,843	9,861,278
Pool # 981517, 5.50%, 7/01/38	9,635,673	9,972,882
Pool # 981723, 5.50%, 7/01/38	14,146,269	14,641,329
Pool # 981872, 5.50%, 7/01/38	13,291,392	13,756,535
Pool # 982199, 5.50%, 7/01/38	24,923,150	25,795,356
Pool # 982664, 5.50%, 7/01/38	26,369,100	27,291,909
Pool # 983334, 5.50%, 7/01/38	40,207,420	41,614,512

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (continued)
Pool # 985704, 5.50%, 7/01/38	$32,339,212	$33,470,949
Pool # 986043, 5.50%, 7/01/38	15,306,995	15,842,676
Pool # 986656, 5.50%, 7/01/38	138,575,397	143,424,958
Pool # 986657, 5.50%, 7/01/38	20,646,541	21,369,084
Pool # 986686, 5.50%, 7/01/38	9,213,917	9,536,366
Pool # 986734, 5.50%, 7/01/38	8,600,067	8,901,033
Pool # 257306, 5.50%, 8/01/38	25,659,848	26,557,836
Pool # 964528, 5.50%, 8/01/38	31,959,274	33,077,715
Total Residential Mortgage-Backed Securities—Agency (Cost $1,887,851,120)		1,997,268,856

RESIDENTIAL MORTGAGE-BACKED SECURITIES— 19.4%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.33%, 4/25/35 (c)	18,738,455	16,288,496
Banc of America Funding Corp.
Series 2004-2, Class 3A11
5.25%, 9/20/34	10,176,732	9,881,992
Series 2005-5, Class 1A11
5.50%, 9/25/35	13,346,594	9,790,979
Series 2006-D, Class 5A1
5.83%, 5/20/36 (c)	29,209,668	20,006,484
Series 2007-D, Class 3A1
5.65%, 6/20/37 (c)	13,213,586	8,511,497
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
4.59%, 2/25/37 (c)	29,107,104	24,637,158
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 5/25/33	9,034,030	8,925,441
Series 2005-5, Class 3A1
5.00%, 8/25/35	18,523,953	16,000,063
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.34%, 8/25/35 (c)	18,430,981	15,258,750
Series 2007-AR4, Class 1A1A
5.97%, 3/25/37 (c)	172,434,885	111,105,107
Series 2009-6, Class 5A1
6.25%, 11/25/37 (c)(d)(e)	102,200,000	96,579,000
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-42, Class 2A4
5.41%, 10/25/33 (c)	22,936,644	19,660,279
Series 2005-14, Class A2
5.50%, 7/25/35	9,324,514	7,772,857
Series 2007-1, Class A2
6.00%, 3/25/37	25,445,600	18,241,315
Series 2007-1, Class A4
6.00%, 3/25/37	28,061,569	23,416,319
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	23,053,279	22,129,422
Series 2005-5, Class 1A4
5.50%, 10/25/35	21,624,972	17,407,502
Series 2005-7, Class A9
5.50%, 12/25/35	11,312,164	10,863,277
Series 2006-4, Class 1A15
6.00%, 2/25/37	15,227,294	13,703,720
GSR Mortgage Loan Trust
Series 2005-AR7, Class 6A1
5.24%, 11/25/35 (c)	35,575,952	27,724,837
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.83%, 3/25/37 (c)	42,408,982	23,561,811
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.22%, 5/21/36 (d)	25,921,156	22,292,194
J.P. Morgan Mortgage Trust
Series 2004-A4, Class 2A2
4.62%, 9/25/34 (c)	9,832,649	8,805,170
Series 2005-S2, Class 2A2
5.25%, 9/25/35	21,265,771	16,170,003
J.P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21 (d)	59,885,273	50,825,907
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	124,191,493	111,603,964
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
4.52%, 10/25/33 (c)	26,736,937	23,760,843

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2004-A1, Class 2A2
4.56%, 2/25/34 (c)	$7,515,099	$6,318,577
Series MLCC, 2006-2, Class 4A
5.80%, 5/25/36 (c)	19,918,228	16,306,890
Series MLCC, 2007-1, Class 4A2
5.72%, 1/25/37 (c)	10,577,000	7,803,968
Series MLCC, 2007-1, Class 4A3
5.72%, 1/25/37 (c)	16,250,000	10,425,309
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	42,680,513	34,753,038
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	14,351,602	14,142,529
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.54%, 1/26/36 (c)(d)(e)	753,978,000	686,119,980
Sequoia Mortgage Trust
Series 2007-1, Class 5A1
6.10%, 10/20/46 (c)	49,887,700	34,114,397
Thornburg Mortgage Securities Trust
Series 2003-3, Class A4
5.07%, 6/25/43 (c)	29,127,097	26,354,582
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.81%, 5/25/37 (c)	17,149,082	11,825,873
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-A, Class A5
5.44%, 2/25/33 (c)	5,677,513	4,745,306
Series 2004-EE, Class 3A1
4.49%, 12/25/34 (c)	7,640,875	6,735,241
Series 2004-EE, Class 3A2
4.49%, 12/25/34 (c)	17,886,919	16,000,801
Series 2004-K, Class 1A2
4.47%, 7/25/34 (c)	16,299,851	14,646,384
Series 2004-P, Class 2A1
4.18%, 9/25/34 (c)	8,222,847	7,184,357
Series 2004-Q, Class 1A3
4.88%, 9/25/34 (c)	4,647,553	3,593,224
Series 2004-R, Class 2A1
4.36%, 9/25/34 (c)	14,958,572	13,248,104
Series 2005-AR6, Class A1
5.04%, 4/25/35 (c)	45,541,253	41,029,326
Series 2005-AR16, Class 6A3
5.00%, 10/25/35 (c)	78,883,585	63,339,551
Series 2006-11, Class A8
6.00%, 9/25/36	62,244,143	49,600,801
Series 2006-14, Class A1
6.00%, 10/25/36	29,975,637	21,189,028
Series 2006-AR4, Class 2A4
5.77%, 4/25/36 (c)	50,000,000	28,583,835
Series 2006-AR11, Class A1
5.50%, 8/25/36 (c)	16,904,347	11,536,789
Series 2006-AR17, Class A2
5.84%, 10/25/36 (c)	15,142,635	9,409,191
Series 2007-1, Class A4
5.75%, 2/25/37	10,374,193	8,734,052
Series 2007-6, Class A6
6.00%, 5/25/37	83,383,824	63,944,970
Series 2007-7, Class A1
6.00%, 6/25/37	41,814,864	31,230,477
Series 2007-13, Class A7
6.00%, 9/25/37	59,871,103	48,308,496
Series 2007-AR9, Class A1
6.00%, 12/28/37 (c)	35,963,009	28,128,780
Total Residential Mortgage-Backed Securities (Cost $2,198,202,285)		2,074,278,243

COMMERCIAL MORTGAGE-BACKED SECURITIES — 30.8%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.93%, 5/10/45 (c)	27,695,000	23,380,557
Series 2006-2, Class AM
5.96%, 5/10/45 (c)	2,710,000	1,433,218
Series 2006-3, Class A4
5.89%, 7/10/44 (c)	29,675,000	22,794,252
Series 2006-3, Class AM
6.01%, 7/10/44 (c)	2,495,000	1,126,669
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	4,880,455
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	12,789,693

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.90%, 9/11/38 (c)	$5,000,000	$4,334,516
Series 2006-PW12, Class AJ
5.94%, 9/11/38 (c)	2,600,000	1,113,835
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	1,857,124
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	2,191,415
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	40,016,053
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	5,999,649
Series 2007-PW16, Class A4
5.91%, 6/11/40 (c)	103,572,000	87,386,917
Series 2007-PW17, Class A4
5.69%, 6/11/50 (c)	20,000,000	16,156,996
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	6,149,175
Series 2007-T26, Class A4
5.47%, 1/12/45 (c)	54,350,000	45,397,810
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.89%, 12/10/49 (c)	75,000,000	58,661,753
Series 2008-C7, Class A4
6.30%, 12/10/49 (c)	77,612,805	62,965,678
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.54%, 1/15/46 (c)	20,000,000	16,904,945
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	11,817,774
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	61,171,146
Series 2007-CD4, Class AMFX
5.37%, 12/11/49 (c)	6,770,500	3,227,918
Series 2007-CD5, Class A4
5.89%, 11/15/44 (c)	4,050,000	3,360,755
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.96%, 6/10/46 (c)	34,500,000	28,725,694
Series 2007-C9, Class A4
6.01%, 12/10/49 (c)	128,891,353	103,740,577
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.85%, 3/15/39 (c)	2,200,000	1,661,728
Series 2006-C3, Class A3
6.02%, 6/15/38 (c)	12,500,000	9,802,864
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	7,396,885
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	8,807,961
Series 2007-C5, Class A4
5.70%, 9/15/40 (c)	12,782,500	9,296,679
Series 2009-4R, Class 1A1
5.52%, 4/25/36 (c)(d)(e)	90,128,185	74,355,753
Series 2009-4R, Class 2A1
5.80%, 4/25/36 (c)(d)(e)	374,527,407	329,584,118
Series 2009-5R, Class 1A1
5.99%, 7/26/49 (c)(d)(e)	375,000,000	347,343,750
Series 2009-5R, Class 2A1
6.03%, 7/26/49 (c)(d)(e)	216,000,000	206,685,000
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	2,114,392
Series 2007-C2, Class A3
5.48%, 4/15/47 (c)	168,812,537	114,441,226
Series 2007-C3, Class A4
6.02%, 5/15/46 (c)	157,295,000	111,380,637
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.99%, 8/10/45 (c)	57,000,000	43,590,038
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.11%, 7/10/38 (c)	102,660,000	84,339,594
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	41,033,208
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	19,648,483
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (c)	12,500,000	10,613,437
Series 2006-CB14, Class AJ
5.68%, 12/12/44 (c)	10,000,000	3,671,801
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	6,175,112

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-CB17, Class A4
5.43%, 12/12/43	$113,554,500	$90,636,068
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (c)	10,000,000	3,644,902
Series 2006-LDP7, Class A4
6.07%, 4/15/45 (c)	19,968,000	16,670,864
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	4,719,904
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	11,052,964
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	33,983,220
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	81,869,425
Series 2007-CB19, Class A4
5.94%, 2/12/49 (c)	14,815,000	11,304,986
Series 2007-CB20, Class A4
5.79%, 2/12/51 (c)	50,000,000	37,815,635
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (c)	16,582,500	7,963,590
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,067,020
Series 2006-C3, Class A4
5.66%, 3/15/39 (c)	7,500,000	6,339,815
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	27,731,048
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	5,143,239
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	12,788,496
Series 2007-C7, Class A3
5.87%, 9/15/45 (c)	186,017,500	147,158,333
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (c)	11,700,000	9,459,163
Series 2006-3, Class AM
5.46%, 7/12/46 (c)	10,000,000	5,050,061
Series 2006-4, Class A3
5.17%, 12/12/49 (c)	51,059,500	36,342,365
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	24,228,870
Series 2007-6, Class A4
5.49%, 3/12/51 (c)	48,160,000	34,155,520
Series 2007-8, Class A3
6.16%, 8/12/49 (c)	131,633,000	101,028,577
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	25,977,549
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (c)	69,750,000	59,002,048
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	1,688,960
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (c)	16,000,000	14,065,120
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	20,013,844
Series 2006-T21, Class AJ
5.27%, 10/12/52 (c)	4,975,000	1,871,762
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (c)	45,415,000	32,387,180
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	79,348,957
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	13,109,235
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (c)	44,375,000	32,172,354
Series 2007-IQ15, Class A4
6.08%, 6/11/49 (c)	14,875,000	12,084,661
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	68,505,813
Series 2007-IQ16, Class AM
6.32%, 12/12/49 (c)	12,750,000	6,281,786
Series 2007-T25, Class A3
5.51%, 11/12/49 (c)	106,540,000	87,609,344
Series 2008-T29, Class A4
6.46%, 1/11/43 (c)	50,000,000	43,108,360
TrizecHahn Office Properties Trust
Series 2001-TZHA, Class A4
6.53%, 5/15/16 (d)	12,800,000	12,973,240

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (c)	$20,000,000	$10,284,418
Total Commercial Mortgage-Backed Securities (Cost $3,593,487,993)		3,290,165,936

AUTO LEASE BACKED SECURITIES— 19.2%
Ford Credit Auto Lease Trust
5.75%, 9/15/12 (d)(e)(f)	1,335,571,490	1,345,124,833
General Motors Auto Lease Trust
7.74%, 1/31/13 (d)(e)(f)	685,560,617	712,248,807
Total Auto Lease Backed Securities (Cost $2,021,132,107)		2,057,373,640

CREDIT CARD BACKED SECURITIES — 4.1%
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.38%, 12/15/16 (c)	8,000,000	7,266,207
Series 2006-A14, Class A14
0.40%, 4/15/16 (c)	50,000,000	46,325,386
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	14,764,544
Series 2007-A6, Class A6
0.40%, 9/15/16 (c)	2,400,000	2,196,876
Bank One Issuance Trust
Series 2003-A8, Class A8
0.59%, 5/16/16 (c)	25,000,000	23,669,378
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.39%, 12/15/16 (c)	5,500,000	3,668,554
Series 2006-A12, Class A
0.40%, 7/15/16 (c)	9,194,000	8,471,731
Series 2007-A1, Class A1
0.39%, 11/15/19 (c)	46,511,000	38,884,670
Series 2007-A4, Class A4
0.37%, 3/16/15 (c)	10,000,000	9,544,134
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	36,139,970
Chase Issuance Trust
Series 2005-A6, Class A6
0.41%, 7/15/14 (c)	31,560,000	30,426,845
Series 2006-B1, Class B1
0.49%, 4/15/13 (c)	25,640,000	23,914,941
Series 2006-C4, Class C4
0.63%, 1/15/14 (c)	30,000,000	24,933,171
Series 2007-B1, Class B1
0.59%, 4/15/19 (c)	40,340,000	24,419,492
Series 2008-A13, Class A13
2.82%, 9/15/15 (c)	10,900,000	10,891,707
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	25,758,030
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	14,617,860
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	30,217,888
Series 2008-A2, Class A2
1.46%, 1/23/20 (c)	6,965,000	6,453,225
MBNA Credit Card Master Note Trust
Series 2006-C2, Class C2
0.64%, 8/15/13 (c)	6,000,000	5,242,043
Series 2006-C3, Class C3
0.63%, 10/15/13 (c)	15,526,000	13,561,795
MBNA Master Credit Card Trust II
Series 1997-B, Class A
0.50%, 8/15/14 (c)	38,000,000	36,732,822
Total Credit Card Backed Securities (Cost $374,443,519)		438,101,269

CORPORATE BONDS— 4.5%
AEROSPACE & DEFENSE— 0.1%
L-3 Communications Corp.
7.63%, 6/15/12	10,000,000	9,987,500
6.13%, 1/15/14	2,000,000	1,840,000
		11,827,500
BUILDING PRODUCTS— 0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	4,461,260
6.13%, 10/03/16	5,000,000	4,083,630
		8,544,890
CAPITAL MARKETS— 0.6%
Morgan Stanley
0.59%, 4/19/12 (c)	10,000,000	8,957,340

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
CAPITAL MARKETS (continued)
Bear Sterns (The) Cos., Inc.
1.22%, 2/01/12 (c)	$10,000,000	$9,332,520
6.95%, 8/10/12	38,000,000	41,089,856
		59,379,716
COMMERCIAL BANKS— 0.0% (g)
Keycorp.
6.50%, 5/14/13	5,000,000	4,729,116

COMMERCIAL SERVICES & SUPPLIES— 0.2%
Allied Waste North America, Inc.
7.88%, 4/15/13	8,255,000	8,399,463
7.38%, 4/15/14	5,000,000	5,100,000
7.25%, 3/15/15	4,000,000	4,000,000
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	2,846,712
		20,346,175
COMPUTERS & PERIPHERALS— 0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	5,901,850

CONSUMER FINANCE— 0.4%
American Express Co.
7.25%, 5/20/14	45,000,000	45,940,636

CONTAINERS & PACKAGING— 0.0% (g)
Sealed Air Corp.
5.63%, 7/15/13 (d)	5,000,000	4,545,875

DIVERSIFIED FINANCIAL SERVICES— 1.1%
Bank of America Corp.
7.38%, 5/15/14	65,000,000	68,407,040
7.63%, 6/01/19	50,000,000	50,572,100
		118,979,140
ELECTRIC UTILITIES— 0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	17,227,755

FOOD PRODUCTS— 0.0% (g)
Tyson Fresh Meats, Inc.
7.95%, 2/01/10	5,000,000	5,142,855

HEALTH CARE PROVIDERS & SERVICES— 0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	8,479,380

HOTELS, RESTAURANTS & LEISURE— 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	8,500,000
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	19,575,500
		28,075,500
HOUSEHOLD DURABLES— 0.1%
Centex Corp.
7.88%, 2/01/11	3,000,000	3,015,000
Whirlpool Corp.
8.60%, 5/01/10	5,100,000	5,189,872
		8,204,872
MACHINERY— 0.2%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	22,465,000

MEDIA— 0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	8,201,128
5.70%, 5/15/18	5,000,000	4,959,450
Viacom, Inc.
6.25%, 4/30/16	5,000,000	4,779,300
		17,939,878
METALS & MINING— 0.2%
Freeport-McMoRan Copper & Gold, Inc.
5.00%, 4/01/15 (c)	25,000,000	22,500,000

MULTILINE RETAIL— 0.1%
J.C. Penney Corp., Inc.
8.00%, 3/01/10	5,740,000	5,805,918
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	9,324,000
		15,129,918
OFFICE ELECTRONICS— 0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	6,090,000

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
OIL, GAS & CONSUMABLE FUELS— 0.1%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	$5,000,000	$5,638,875
Plains All American Pipeline LP
6.50%, 5/01/18	5,000,000	4,829,490
		10,468,365
ROAD & RAIL— 0.0% (g)
CSX Transportation, Inc.
8.38%, 10/15/14	4,805,185	5,126,700

SPECIALTY RETAIL— 0.3%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	16,003,136
Home Depot, Inc.
5.20%, 3/01/11	5,000,000	5,166,615
5.40%, 3/01/16	6,250,000	6,131,081
		27,300,832
Total Corporate Bonds (Cost $447,320,654)		474,345,953

REAL ESTATE INVESTMENT TRUSTS— 0.1%
Duke Realty LP
6.25%, 5/15/13	10,000,000	8,509,190
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	5,529,576
Total Real Estate Investment Trusts (Cost $15,320,284)		14,038,766

TERM LOANS— 2.6%
AUTOMOBILES— 0.0% (g)
Oshkosh Truck Corp., Term Loan B, 7.15% - 7.32%, 12/06/13 (c)	5,577,215	4,775,490

CHEMICALS— 0.6%
Ashland, Inc., Term Loan B, 7.65%, 5/13/14 (c)	3,000,000	2,996,250
Celanese Holdings, LLC, Dollar Term Loan, 2.94%, 4/02/14 (c)	11,934,049	10,792,175
ISP Chemco, Inc., New Term Loan B, 2.13%, 6/04/14 (c)	13,466,249	12,153,291
Nalco Co., Term Loan B, 4.19%, 11/04/10 (c)	2,381,767	2,354,973
Rockwood Specialties Group, Inc., Term Loan E, 2.07%, 7/30/12 (c)	35,453,345	33,060,244
		61,356,933
COMMERCIAL SERVICES & SUPPLIES— 0.3%
Aramark Corp., Letter of Credit, 2.88%, 1/26/14 (c)	896,022	814,484
Aramark Corp., U.S. Term Loan, 3.10%, 1/26/14 (c)	14,103,978	12,820,516
Cenveo Corp., Delayed Draw Term Loan, 5.73%, 6/21/13 (c)	133,642	121,169
Cenveo Corp., Term Loan C, 5.73%, 6/21/13 (c)	4,680,874	4,243,994
Hertz Corp., Letter of Credit, 1.23%, 12/21/12 (c)	1,682,825	1,513,491
Hertz Corp., Term Loan B, 2.07% - 2.17%, 12/21/12 (c)	9,213,890	8,286,742
		27,800,396
DIVERSIFIED FINANCIAL SERVICES— 0.0% (g)
Team Finance LLC, Term Loan, 2.72% - 3.22%, 11/23/12 (c)	4,936,225	4,168,024

DIVERSIFIED TELECOMMUNICATION SERVICES— 0.2%
Intelsat Corp., Tranche B-2-A Term Loan, 2.91%, 1/03/14 (c)	5,951,650	5,429,024
Intelsat Corp., Tranche B-2-B Term Loan, 2.91%, 1/03/14 (c)	5,949,842	5,427,374
Intelsat Corp., Tranche B-2-C Term Loan, 2.91%, 1/03/14 (c)	5,949,842	5,427,374
Windstream Corp., Term Loan B-1, 1.84% - 2.62%, 7/17/13 (c)	2,984,810	2,783,335
		19,067,107
ELECTRIC UTILITIES— 0.1%
Texas Competitive Electric Holdings Co., LLC, Term Loan, Tranche B3, 3.82% - 3.88%, 10/10/14 (c)	19,848,867	13,566,700

ENERGY EQUIPMENT & SERVICES— 0.1%
Covanta Energy Corp., 1st Lien, Credit-Linked Deposit, 1.09%, 2/09/14 (c)	2,665,972	2,458,027
Covanta Energy Corp., 1st Lien, Term Loan, 1.88%, 2/09/14 (c)	5,306,951	4,893,009
		7,351,036
FOOD & STAPLES RETAILING— 0.4%
Wm. Wrigley Jr. Co., Term Loan B, 6.50%, 10/06/14 (c)	44,437,500	44,497,491

HEALTH CARE EQUIPMENT & SUPPLIES— 0.4%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.68% - 4.47%, 4/24/15 (c)	600,000	522,000
Bausch & Lomb Inc., Delayed Draw Term Loan, 4/26/15 (h)	200,000	174,000
Bausch & Lomb Inc., Parent Term Loan, 4.47%, 4/24/15 (c)	3,160,000	2,749,200
Biomet, Inc., Dollar Term Loan, 3.31% - 4.22%, 9/25/13 (c)	19,893,978	18,682,931
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 2.51% - 2.67%, 3/31/13 (c)	16,712,810	16,700,276
		38,828,407
HEALTH CARE PROVIDERS & SERVICES— 0.1%
HCA, Inc., Term Loan A, 3.22%, 11/16/12 (c)	4,187,260	3,746,170
HealthSouth Corp., Term Loan, 2.82% - 2.85%, 3/10/13 (c)	2,774,534	2,547,946
Iasis Healthcare LLC, Delayed Draw Term Loan, 2.32%, 3/14/14 (c)	712,965	638,816
Iasis Healthcare LLC, Letter of Credit, 0.22%, 3/14/14 (c)	191,561	171,638
Iasis Healthcare LLC, Term Loan B, 2.32%, 3/14/14 (c)	2,062,044	1,847,592
		8,952,162
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS— 0.1%
NRG Energy, Inc., Credit-Linked Deposit, 2.48%, 12/09/13 (c)	2,564,854	2,372,223
NRG Energy, Inc., Term Loan, 2.97%, 12/09/13 (c)	4,802,697	4,441,995
		6,814,218

The accompanying notes are an integral part of these financial statements.

	Principal Amount	Value
TERM LOANS (continued)
MEDIA— 0.0% (g)
Catalina Marketing Corp., Term Loan, 3.40%, 10/01/14 (c)	$2,977,330	$2,701,926
National CineMedia LLC, Term Loan, 3.08%, 2/13/15 (c)	2,000,000	1,821,250
		4,523,176
MULTILINE RETAIL— 0.1%
Neiman-Marcus Group, Inc., Term Loan, 2.41%- 3.28%, 4/06/13 (c)	21,000,000	14,748,132

PAPER & FOREST PRODUCTS— 0.2%
Georgia-Pacific Corp., Additional Term Loan B, 2.32% - 3.29%, 12/21/12 (c)	4,417,288	4,093,169
Georgia-Pacific Corp., Term Loan A, 2.32% - 3.29%, 12/20/11 (c)	2,498,003	2,382,470
Georgia-Pacific Corp., Term Loan B, 2.32% - 3.29%, 12/21/12 (c)	20,317,919	18,827,092
		25,302,731
Total Term Loans (Cost $279,694,701)		281,752,003

SHORT-TERM INVESTMENTS— 8.9%
REPURCHASE AGREEMENT— 3.8%

Greenwich Capital Markets, 0.18%, dated 5/29/09 due 6/01/09, repurchase price $400,006,000 (Collateralized by various Federal National Mortgage Associations, 5.00%, 11/01/34 - 9/01/36, various Federal National Mortgage Adjustable Rates, 3.70% - 5.72%, 8/01/34 - 11/01/37, aggregate market value plus accrued interest $412,001,444) (b)

(Cost $400,000,000)	400,000,000	400,000,000

	Shares
MONEY MARKET FUND— 5.1%
Dreyfus Cash Management Fund- 0.57% (i) (Cost $547,644,310)	547,644,310	547,644,310
Total Short-Term Investments (Cost $947,644,310)		947,644,310

Total Investments— 108.3% (Cost $11,765,096,973) (j)		11,574,968,976
Liabilities in excess of other assets— (8.3)%		(883,287,255)
Net Assets—100.0%		$10,691,681,721

(a)          On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(b)         A portion of this security is held in a segregated account.

(c)          Floating rate securities. Rates disclosed are those which were in effect at May 31, 2009.

(d)         Security exempt from registration under Rule 144A of the Securities Act of 1933. At May 31, 2009, the value of these securities amounted to $3,888,678,455 or 36.4% of net assets.

(e)          Security fair valued in accordance with procedures adopted by the Board of Directors. At May 31, 2009, the value of these securities amounted to $3,798,041,241 or 35.5% of net assets.

(f)            Illiquid security.

(g)         Less than 0.1%.

(h)         Unfunded loan commitment. The Fund is obligated to fund this commitment at the borrower’s discretion. At May 31, 2009, the total principal amount and market value of the unfunded commitments totaled $200,000 and $174,000, respectively.

(i)             Represents annualized 7-day yield at May 31, 2009.

(j)             Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Aggregate gross unrealized appreciation	$350,313,785
Aggregate gross unrealized depreciation	(540,441,782)
Net unrealized depreciation	$(190,127,997)

The accompanying notes are an integral part of these financial statements.

At May 31, 2009, the Fund’s portfolio composition was as follows:

Percentage of Net Assets

Commercial Mortgage-Backed Securities	30.8%
Residential Mortgage-Backed Securities	19.4%
Auto Lease Backed Securities	19.2%
Residential Mortgage-Backed Securities—Agency	18.7%
Short-Term Investments	8.9%
Corporate Bonds	4.5%
Credit Card Backed Securities	4.1%
Term Loans	2.6%
Real Estate Investment Trusts	0.1%
Total Investments	108.3%
Liabilities in excess of other assets	(8.3)%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Investments in securities at value (cost $11,365,096,973)	$11,174,968,976
Repurchase agreements (cost $400,000,000)	400,000,000
Receivables:
Interest	47,271,667
Dividends	245,933
Other assets	467,770
Total Assets	11,622,954,346

Liabilities:
Investment securities purchased payable	737,934,899
Interest expense payable	520,252
Management fees payable	175,015
Other liabilities	342,459
Floating rate notes	192,300,000
Total Liabilities	931,272,625
Net Assets	$10,691,681,721

Net Assets Represents:
Paid-in capital	$10,586,931,463
Common shares ($1,000,000 par value per share)	5,000,000
Accumulated undistributed net investment income	270,044,065
Accumulated net realized gain on investments	19,834,190
Net unrealized depreciation on investments and unfunded loan commitments	(190,127,997)
Net Assets	$10,691,681,721

Common Shares Outstanding (10 Common Shares Authorized)	5
Net Asset Value, Per Common Share	$2,138,336,344.20

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Operations

For the Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Interest	$325,332,692
Dividends	1,949,473
Total Investment Income	327,282,165

Expenses:
Interest expense	5,078,454
Management fees	980,103
Administration, accounting, transfer agent and custody fees	438,362
Professional fees	213,919
Compliance service fees	77,638
Treasurer service fees	57,133
Directors’ fees	29,917
Distribution fees	29,917
Printing fees	29,147
Miscellaneous	22,970
Total Expenses	6,957,560
Net Investment Income	320,324,605

Realized and Unrealized Gain:
Net realized gain on investments	19,834,190
Net change in unrealized appreciation/(depreciation) on:
Investments	764,789,717
Unfunded loan commitments	6,425,458
Net change in unrealized appreciation/(depreciation) on:	771,215,175
Net Realized and Unrealized Gain	791,049,365

Net Increase in Net Assets Resulting from Operations	$1,111,373,970

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statements of Changes in Net Assets

	For the Six Months	For the Period
	Ended	January 1, 2008
	May 31, 2009	through
	(unaudited)	November 30, 2008

Operations:
Net investment income	$320,324,605	$383,085,908
Net realized gain on investments	19,834,190	70,314,875
Net change in unrealized appreciation/(depreciation) on investments and unfunded loan commitments	771,215,175	(961,343,172)
Net increase/(decrease) in net assets resulting from operations	1,111,373,970	(507,942,389)

Distributions To Shareholder From:
Return of capital	—	(25,564)
Net investment income	(433,366,448)	—
Net realized gain	(70,314,875)	—
Total distributions to shareholder	(503,681,323)	(25,564)

Capital Transactions:
Contributed additional paid-in capital	1,600,000,000	8,800,000,000

Increase in net assets	2,207,692,647	8,292,032,047

Net Assets:
Beginning of period	8,483,989,074	191,957,027

End of period	$10,691,681,721	$8,483,989,074
(Including accumulated undistributed net investment income of $270,044,065 and $383,085,908, respectively)
Common Share Transactions:
Common shares outstanding, beginning of period	5	5
Common shares sold	—	—
Common shares outstanding, end of period	5	5

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Cash Flows

For the Six Months Ended May 31, 2009 (unaudited)

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$1,111,373,970
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(31,984,373,705)
Proceeds from sale of investment securities	28,905,503,233
Accumulated net realized gain on investments	(19,834,190)
Net change in unrealized (appreciation)/depreciation on investments	(764,789,717)
Net change in unrealized (appreciation)/depreciation on unfunded loan commitments	(6,425,458)
Net amortization/accretion of premiums and discounts on debt instruments	(30,417,283)
(Increases)/decreases in operating assets:
Receivable for investment securities sold	1,011,328,128
Interest receivable	(5,247,245)
Dividend receivable	295,270
Other assets	1,270,296
Increases/(decreases) in operating liabilities:
Payable for investment securities purchased	685,356,363
Interest expense payable	(377,255)
Management fee payable	13,817
Other liabilities	5,099
Net cash used in operating activities	(1,096,318,677)
Cash Flows from Financing Activities
Proceeds from additional paid-in capital contributions	1,600,000,000
Distributions paid to shareholder	(503,681,323)
Net cash provided by financing activities	1,096,318,677
Net change in cash	$—

Cash:
Beginning of period	—
End of period	$—

Supplemental disclosures of cash flow information
Cash paid during the period for interest	$4,160,700

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements
May 31, 2009 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund”) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares. In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments – The securities and other assets of the Fund are generally valued at their fair value by using market valuations. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). These pricing services may use broker quotes or models that consider such bond characteristics as coupon rate, rating, issue type, prepayment speed and maturity, when pricing securities. When market quotations are not readily available including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Fair value estimates are made at a point in time, based on recent market data as well as the best information available about the portfolio securities. Fair value estimates for portfolio securities for which no or limited observable market data is available are based on judgments regarding the current economic environment, observable spreads of auto loan backed securities, collateral, credit, interest rate risks and other such factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of May 31, 2009, all investments in term loans were valued based on prices from such services.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)
May 31, 2009 (unaudited)

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in three broad levels as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – quoted prices:	$—	$—
Level 2 – other significant observable inputs:	7,776,927,735	—
Level 3 – significant unobservable inputs:	3,798,041,241	—
Total Investments	$11,574,968,976	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of November 30, 2009	$2,095,469,585
Accrued Accretion / (Amortization)	23,558
Change in Unrealized Appreciation / (Depreciation)	208,383,943
Net Purchases / (Sales)	1,494,164,155
Transfer In / (Out)	—
Balance as of May 31, 2009	$3,798,041,241

Accounting for Investments and Investment Income - Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined by the use of the specific identified cost method. Discounts are accreted and premiums are amortized using effective interest method over the life of the respective securities and are included in interest income. Interest income is accrued daily. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally cease any additional interest income accrual and consider the realizability of interest accrued up to the date of default. Dividend income is recorded on the ex-dividend date.

Loan Assignments, Participations and Commitments - The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment on trade date and begins to accrue interest when the borrower withdraws money. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). In the event that the borrower, selling

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2009 (unaudited)

participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligations of the Fund to the borrowers. At any point in time, up to the maturity date of an issue, the borrower may demand the unfunded portion. The Fund records these commitments on the trade date and begins to accrue interest on the date the commitment is funded. Net change in unrealized depreciation on unfunded loan commitments is shown on the Statement of Operations. See Portfolio of Investments for Fund’s holdings in unfunded loan commitments.

Repurchase Agreements – A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Securities Traded on a To-Be-Announced Basis – The Fund may transact in To-Be-Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue a TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date, utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its earnings and realized gains to shareholders. Therefore, no Federal income tax provision is required.

In addition, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely than-not threshold are recorded as a tax benefit or expense in the current period.

Implementation of FIN 48 requires management of the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by taxing authorities (i.e., the last 4 tax year ends and the interim tax period since then). The Fund has no examinations in progress and none are scheduled at this time. Management has evaluated the application of FIN 48 to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2009 (unaudited)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund intends to make cash distributions of all or a portion of its income to common shareholders at the discretion of the Directors at least annually. The Fund may pay capital gain distributions annually, if available.

3. Investment Management Fee

Investment advisory services are provided to the Fund by the Investment Adviser, an indirect wholly-owned subsidiary of Wells Fargo, pursuant to an Investment Management Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement the Investment Adviser, subject to the oversight of the Fund’s Directors, is responsible for managing the Fund’s assets.

Pursuant to the Advisory Agreement, the Fund has agreed to pay the Investment Adviser a management fee for the services and facilities provided by the Investment Adviser, payable on a monthly basis, based on a fund-level fee, as described below. For the six months ended May 31, 2009, the Investment Adviser earned fees from the Fund in the amount of $980,103.

Average Daily Value of Assets Under Management	Fee Rate

Up to $1 billion	0.05%
$1 billion to $3 billion	0.03%
$3 billion to $6 billion	0.02%
$6 billion and over	0.01%

4. Other Service Providers

The Bank of New York Mellon (formerly known as The Bank of New York) (“BNY/Mellon”) and related entities provide administration, accounting, custody, transfer agency and other services to the Fund. The Fund pays BNY/Mellon a bundled fee payable monthly in arrears at the annual rate equal to 0.0125% of the Fund’s net assets. Effective February 14, 2009 this bundled fee changed to the annual rate equal to 0.0075% of the Fund’s net assets.

Foreside Distribution Services, L.P. Fund Services, LLC (the “Distributor”) provides distribution services to the Fund. The Distributor is not affiliated with the Investment Adviser or BNY/Mellon, or its affiliated companies.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides the Fund with a Principal Financial Officer/Treasurer. Pursuant to a contract with FMS, Ms. Trudance L.C. Bakke serves as the Fund’s Principal Financial Officer and Treasurer. Prior to March 1, 2009, Foreside Compliance Services, LLC (“FCS”) an affiliate of the Distributor, provided the Fund with a Chief Compliance Officer. Neither the Distributor, FCS, nor FMS have a role in determining the investment policies or which securities are purchased or sold by the Fund. Ms. Bakke is also an officer of the Fund.

Commencing on March 1, 2009, IM Compliance, LLC (“IM Compliance”) provides the Fund with a Chief Compliance Officer as well as certain additional compliance support functions. Pursuant to an independent chief compliance officer contract with the Fund, Mr. Peter R. Guarino is the Fund’s named CCO.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2009 (unaudited)

IM Compliance has no role in determining the investment policies or which securities are purchased or sold by the Fund.

5. Issuance of Floating Rate Notes

The Fund has received authorization from the Fund’s Directors to offer, issue and sell $450,000,000 aggregate principal amount of Floating Rate Notes (“Notes”) due 2009. On July 31, 2008, notes with a principal amount of $192,300,000 were issued with a maturity date of July 31, 2009. The outstanding principal balance of the Notes bears interest at a rate based on the U.S. dollar three-month LIBOR for the payment period, plus 2.00% per annum. At May 31, 2009, the rate in effect for the Notes was 3.03938%, and this rate had been in effect since April 28, 2009. During the six months ended May 31, 2009, the Fund incurred interest expense of $3,783,446 and paid interest expense of $4,160,700.

6. Placement Agency Agreement

The Fund has entered into a placement agency agreement with Barclays Bank PLC in connection with the offering, issue and sale privately of up to U.S. $250,000,000 aggregate principal amount of the Fund’s Notes due 2009 (See Note 5). Subsequent to this placement agency agreement, the Fund has paid Barclays Bank PLC $2,500,000. This amount has been capitalized and is being amortized through maturity of the Notes on July 31, 2009 and is classified within interest expense on the Statement of Operations. The unamortized amount is included on the Statement of Assets and Liabilities under other assets.

7. Federal Income Tax

At November 30, 2008, the components of accumulated earnings/loss on tax-basis were as follows:

Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Net Unrealized Depreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
$453,400,783	$—	$(961,343,172)	$109,656,894	$(1,071,000,066)	$(507,942,389)

At November 30, 2008, the cost of investments for Federal income tax purposes was $8,635,975,028.

8. Security Transactions

The cost of purchases and proceeds from sales of securities for the six months ended May 31, 2009, excluding U.S. Government and short-term investments, were $3,509,538,547 and $417,037,304, respectively. The cost of purchases and proceeds from sales of U.S. Government securities for the six months ended May 31, 2009 were $50,218,750 and $747,075,427, respectively.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)
May 31, 2009 (unaudited)

9. Capital Stock

Capital share transactions for the six months ended May 31, 2009 were as follows:

Shares	Par Value of Shares	Capital Paid in Excess of Par Value
0	$0	$1,600,000,000

10. Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. As of May 31, 2009, management has evaluated SFAS 161 and has determined that no disclosures are necessary in the Fund’s financial statements.

In September 2008, FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), “Disclosure about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others”, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 are effective for reporting periods (annual or interim) ending after November 15, 2008. For the six months ended May 31, 2009 the Fund did not invest in credit derivatives. Therefore, there is no impact to the financial statements and no additional disclosures required under FSP 133-1 and FIN 45-4.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for fiscal years an interim periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)
May 31, 2009 (unaudited)

11. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote. The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

Recent events have increased volatility in the values of many securities held in the Fund’s portfolio. For example, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship; Lehman filed for protection under the bankruptcy laws; Bank of America acquired Merrill Lynch; Wells Fargo has purchased Wachovia; and Citigroup and Morgan Stanley have combined their retail brokerage units. The Portfolio of Investments dated May 31, 2009 includes securities of some of these issuers and others that have been affected by recent market events. To the extent that the Fund continues to own these securities, the value of these securities may be subject to increased volatility.

12. Subsequent Event

The Fund has received authorization from the Fund’s Directors to offer, issue and sell privately up to $400,000,000 aggregate principal amount of Floating Rate Notes (“Notes”) due 2010. The Notes, when issued, will have a one year maturity from the date of issuance, and will bear interest at a rate based on the U.S. dollar three-month LIBOR for the payment period, plus 2.00% per annum.

The Fund entered into a placement agency agreement with Barclays Bank PLC on July 10, 2009 in connection with the offering, issuance and sale privately of up to up to $400,000,000 aggregate principal amount of Floating Rate Notes due 2010. Pursuant to the terms of this placement agency agreement, the Fund will pay Barclays Bank PLC $2,500,000 upon the closing of any offering of the Notes made pursuant to placement agency agreement.

The Thirty-Eight Hundred Fund, LLC

Financial Highlights

These financial highlights reflect selected data for a common share outstanding throughout each period.

	For the Six Months Ended May 31, 2009 (unaudited)	For the Period January 1, 2008 through November 30, 2008
Net Asset Value, beginning of period	$1,696,797,814.80	$38,391,405.40

Income from Investment Operations :
Net investment income(a)	64,064,921.00	76,617,181.60
Net realized and unrealized gain (loss) on investments	158,209,873.00	(178,205,659.40)
Total from investment operations	222,274,794.00	(101,588,477.80)

Distributions paid to shareholder:
Return of capital	—	(5,112.80)
Net investment income	(86,673,289.60)	—
Net realized gain	(14,062,975.00)	—
Total distributions paid to shareholder	(100,736,264.60)	(5,112.80)

Effect of contributed additional paid-in capital	320,000,000.00	1,760,000,000.00

Net Asset Value, end of period	$2,138,336,344.20	$1,696,797,814.80

Net assets, end of period (000’s omitted)	$10,691,682	$8,483,989

Ratio of net investment income to average net assets(b)	7.42%	5.61	%(c)

Ratio of expenses to average net assets(b)	0.16%	0.11	%(c)

Total Return(d)	13.80%	(264.63	)%(c)
Internal Rate of Return(e)	5.41%	(7.48	)%(c)

Portfolio Turnover Rate(f)	14%	75	%(c)

(a)	Calculated based on average shares outstanding during the period.
(b)	Annualized.
(c)	Calculated for the period February 14, 2008 (commencement of investment operations) through November 30, 2008.
(d)	Total Return is not annualized. The Fund’s total return calculation excludes the effects of the additional paid-in capital contributions from the Fund’s ending net asset value per share.
(e)

The Internal Rate of Return (“IRR”) is computed based on the net asset value at inception, the actual dates of all cash inflows (capital contributions) and outflows (cash distributions) since inception of the Fund, and the ending net asset value at the end of the period.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Additional Information

May 31, 2009 (unaudited)

Investment Advisory Agreement

Wells Capital Management Inc. (the “Investment Adviser”), located at 525 Market Street, 10th Floor, San Francisco, CA 94105, serves as the investment adviser to The Thirty-Eight Hundred Fund, LLC (the “Fund”) pursuant to an investment advisory agreement with the Fund dated as of March 24, 2009 (the “Advisory Agreement”). The Investment Adviser is subject to the oversight of the Fund and the Fund’s board of directors (the “Board of Directors”). The Investment Adviser is registered under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Wells Fargo Bank, N.A, which in turn is a wholly-owned subsidiary of Wells Fargo & Company, a diversified financial services company. The Investment Adviser was created in 1996 from existing institutional businesses whose investment management teams have been in place since 1987, and manages assets for institutional investors such as corporations, mutual funds, pension plans, endowments, public agencies, educational organizations, insurers, and health care companies. The Investment Adviser employs a range of investment strategies to manage equity, fixed income, balanced, quantitative, short-duration and customized portfolios.

Pursuant to the Advisory Agreement, the Investment Adviser, subject to the supervision of the Fund and the Board of Directors, is responsible for managing the Fund’s investments, including the purchase, retention and disposition of assets. The Advisory Agreement provides that the Investment Adviser shall not be liable for any loss suffered by the Fund or its shareholders, except by reason of its own willful misfeasance, bad faith or negligence, or from its reckless disregard of its duties under the Advisory Agreement. The Advisory Agreement is terminable by the Fund at any time, without penalty, either by action of the Board of Directors or upon a vote of the holders of a majority of the outstanding voting securities of the Fund upon 60 days’ prior written notice to the Investment Adviser. The Advisory Agreement is also terminable by the Investment Adviser with 90 days’ prior written notice to the Fund, and will terminate automatically in the event of its “assignment,” as defined in the 1940 Act, including in the event of a change of control or sale of the Investment Adviser. The terms of the Advisory Agreement are identical in all aspects to the previous investment advisory agreement between the Fund and the Investment Adviser, except for its expiration date.

The form of the Advisory Agreement for the Fund was approved at a meeting of the Board of Directors held on February 10, 2009. The form of the Advisory Agreement was unanimously approved by a vote of the Board of Directors, including the unanimous approval of a majority of the Board of Directors who were not parties to the contract or interested persons of such parties (the “Independent Directors”), cast in person at the board meeting. The form of the Advisory Agreement was also approved on February 10, 2009, by the unanimous vote of the Fund’s sole shareholder at an in-person special meeting, which represented a majority of the outstanding voting securities as defined in the 1940 Act. The Advisory Agreement continues in force until January 29, 2011, and may be continued from year to year thereafter only as long as such continuance is approved annually by (a) the vote of a majority of the Board of Directors, including a majority of the Independent Directors; or (b) the vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Board of Directors considered the Advisory Agreement at a meeting held on February 10, 2009, at which employees of the Investment Adviser provided presentations to the Board of Directors and responded to questions. Also at that meeting, the Board of Directors reviewed and discussed the materials from the Investment Adviser that were sent to the Board of Directors in advance of their February 10, 2009, meeting. These materials and presentations contained information regarding, among other things: (i) the nature, extent and quality of the advisory services to be provided; (ii) the performance of the Fund; (iii) the anticipated profitability to the Investment Adviser from its relationship with the Fund and the cost of services and the extent to which economies of scale would likely be realized as Fund assets increase; (iv) comparative fee and expense data; and (v) additional factors including the consideration of the single equity shareholder’s satisfaction with the Investment Adviser, the investment objectives and strategies of the Fund, the current climate of the financial services industry, and the effect of the current volatility of debt markets.

The Board of Directors reviewed and discussed these various factors, none of which alone was considered dispositive. In reaching its determination to approve the Advisory Agreement, however, the Board of Directors relied primarily on the material factors discussed below, which the Board of Directors considered in light of the presentations and the materials presented prior to the meeting.

Nature, Extent and Quality of Services Provided

With the Fund’s investment objectives and principal investment strategies in mind, the Board of Directors reviewed data regarding the Investment Adviser’s personnel and investment operations, including: the education, experience and number of the Investment Adviser’s investment personnel; the adequacy and sophistication of the Investment Adviser’s technology and systems with respect to investment and administrative matters; and the estimated time and attention of the Investment Adviser’s investment personnel to be devoted to the Fund.

The Board of Directors considered the specific services to be provided to the Fund under the Advisory Agreement, including the responsibilities associated with making day-to-day investment decisions for the Fund and observing the policies and restrictions established for the Fund, as well as complying with applicable securities laws and regulations. The Board of Directors reviewed the services that the Investment Adviser provided to the Fund, in addition to managing the Fund’s investments, including voting the proxies of securities held as Fund assets (if any), maintaining certain books and records, supervising the pricing of the Fund’s portfolio and calculation of net asset value, managing the Fund’s relationships with third parties, including its custodian, and providing such periodic and special reports, balance sheets or financial information as the Fund might reasonably request.

The Board of Directors compared the past performance of the Investment Adviser in managing other accounts with similar investment objectives to the Fund, and discussed the potential for conflicts of interest between the Fund and the Investment Adviser. In addition, the Board of Directors reviewed the Investment Adviser’s brokerage and portfolio transaction practices, including best execution and allocation of brokerage for research products and services (i.e., the use of “soft dollars”); the Board determined that the Investment Adviser did not engage in soft dollar practices on behalf of the Fund.

The Board of Directors concluded that the nature, extent and quality of the services the Investment Adviser would provide to the Fund would be appropriate and consistent with the terms of the Advisory Agreement. They also concluded that the Investment Adviser had sufficient personnel, with appropriate education and experience, to serve the Fund effectively and that the Investment Adviser had demonstrated a continuing ability to attract and retain well qualified personnel.

Performance of the Fund

The Board of Directors also reviewed the performance of the Fund. The Board of Directors noted that the Fund’s investments were limited to bank eligible securities and the Fund had a November 30 fiscal year end, which made it difficult to find comparative funds, however, the Board of Directors was able to compare the Fund’s performance with that of other funds with roughly similar investment objectives. The Board of

Directors discussed the Fund’s total return, and noted that the total rate of return contained in the Fund’s audited financial statements excluded the effect of additional paid-in capital and therefore was of limited usefulness.

The Board of Directors reviewed other, more helpful metrics including the Fund’s internal rate of return and its ratio of income to average net assets. The Board of Directors concluded that, although past performance is not necessarily indicative of future results, the Fund’s internal rate of return and its ratio of income to average net assets were important factors in their evaluation of the quality of services provided by the Investment Adviser under the Advisory Agreement.

Profitability to the Investment Adviser, Cost of Services and Economies of Scale

The Board of Directors reviewed the profitability of the Investment Adviser vis-à-vis the Fund. The Board of Directors considered the financial condition and stability of the Investment Adviser and discussed the compensation of the Investment Adviser’s personnel and the potential of “fall-out” benefits that might be provided to the Investment Adviser or its affiliates.

The Board of Directors reviewed the proposed advisory fee structure for the Fund, in light of the services to be furnished the Fund by the Investment Adviser pursuant to the Advisory Agreement. The Board of Directors also considered: the Investment Adviser’s method of computing fees; recognition of economies of scale as reflected in basic fees and breakpoints related to asset growth; and the frequency of the payment of fees. The Board of Directors scrutinized the actual fee schedule established in the Advisory Agreement, which provides that the Fund will pay the Investment Adviser a monthly fee, based on a reduction at breakpoints as assets increase, at an annual rate equal to a maximum of 0.05% (and a minimum of 0.01%) of the average daily value of the Fund’s assets managed by the Investment Adviser during each month for the services and facilities provided.

The Board of Directors also considered the overall estimated expense ratio of the Fund, discussing, among other factors: the effect of advisory and other fees on the Fund’s total expenses; and the Fund’s expenses and expense ratios and fees paid by the Fund to service providers other than the Investment Adviser, including the Fund’s custodian, transfer agent and administrative agent.

Comparative Fee and Expense Data

In light of the characteristics of the Fund, the Board of Directors noted the difficulty of finding precise comparative funds. However, the Board of Directors was able to compare the Fund’s Investment Adviser with that of other funds with roughly similar investment objectives, taking into account comparability factors such as size and expenses incurred by the Investment Adviser in managing the Fund. The Board of Directors recognized that the fees charged by the Fund’s Investment Adviser were reasonable on both an absolute and a comparative level.

Additional Factors

The Board of Directors took into account the views of the Fund’s single shareholder, which were expressed at the meeting, regarding the shareholder’s satisfaction with the Fund’s performance, advisory fee structure and Investment Adviser. The Board of Directors also discussed the Fund’s performance in light of the current economic climate and the current volatility of the debt markets.

After full consideration of the above factors, the Board of Directors determined that the fees to be paid by the Fund were fair and reasonable, particularly taking into account the quality of services expected to be provided by the Investment Adviser. They noted that the advisory fee schedule for the Fund included sliding scale breakpoints based on growth in asset size, and as such reflected the sharing of economies of scale between the Investment Adviser and the Fund and its shareholder. The Board of Directors similarly concluded that the overall estimated expense ratio for the Fund was fair and reasonable given the anticipated quality of the Investment Adviser’s services. Accordingly, the Board of Directors, including the Independent Directors, unanimously approved the Advisory Agreement for the Fund on February 10, 2009.

Proxy Voting Policies, Procedures and Records

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (702) 791-6346 and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. The Fund’s proxy voting records for the period ended June 30 is available, without charge and upon request, by calling (702) 791-6346 and on the SEC website at www.sec.gov.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available without charge and upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”); a Cayman Islands exempted company, which owns all five of the outstanding common shares. In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
12/01/08-12/31/08
01/01/09-01/31/09
02/01/09-02/28/09
03/01/09-03/31/09
04/01/09-04/30/09
05/01/09-05/31/09

Item 10.  Submission of Matters to a Vote of Security Holders.

The Registrant does not accept nominees to the Board of Directors from shareholders.

Item 11. Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	July 28, 2009

By:	/s/ Trudance L.C. Bakke

Name:	Trudance L.C. Bakke

Title:	Principal Financial Officer

Date:	July 28, 2009